Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue

20 .	Revenue

20 .1	Disaggregation of revenue from contracts with customers
The Group derives its revenue principally from
end-users
who use the Group’s platform to access routes predetermined by the Group. The Group derives revenue from the transfer of services at a point in time. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the year ended 31 December
In USD	2021	2020	2019

Business to customers	18,744,932	6,642,609	5,953,186

Business to business – SaaS	8,535	—	—
Business to business – TaaS	19,591,786	10,669,677	6,398,360

	19,600,321	10,669,677	6,398,360

	38,345,253	17,312,286	12,351,546

20 .2	Revenue by geographical location
The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
In USD	2021	2020	2019

Egypt	25,011,807	14,981,243	12,010,701
Pakistan	10,391,287	1,502,884	154,818
Kenya	1,873,051	824,656	186,027
Others	1,069,108	3,503	—

	38,345,253	17,312,286	12,351,546

The Group has no contract assets, liabilities balances, and has unbilled revenue of USD 3 million (2020: USD 0.9 million).